Intangible assets (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2018		Dec. 31, 2017		Dec. 31, 2016
Total | Gross carrying amount [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets at beginning of period	€ 37,730	[1]	€ 15,153		€ 13,506
Additions	2,344		4,467		2,342
Acquisition of a subsidiary	0		18,790	[1]	0
Disposals	(980)		(302)		(230)
Transfer between accounts	366		(98)		490
Currency translation	(48)		(188)		(951)
Other	17		(92)		(4)
Intangible assets at end of period	39,429		37,730	[1]	15,153
Total | Accumulated depreciation and amortisation [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets at beginning of period	(9,130)	[1]	(5,388)		(3,849)
Depreciation charge for the year	(5,064)		(3,822)	[1]	(1,954)
Disposals	1,060		79		242
Transfer between accounts	0		98		0
Currency translation	23		49		172
Other	8		(146)		1
Intangible assets at end of period	(13,103)		(9,130)	[1]	(5,388)
Total | Carrying amount [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets at beginning of period	28,600	[1]	9,765		9,657
Intangible assets at end of period	26,326		28,600	[1]	9,765
Patents and licenses | Gross carrying amount [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets at beginning of period	4,497	[1]	3,788		3,202
Additions	554		749		606
Acquisition of a subsidiary	0		115	[1]	0
Disposals	(759)		(159)		(18)
Transfer between accounts	2		0		0
Currency translation	0		0		(2)
Other	0		4		0
Intangible assets at end of period	4,294		4,497	[1]	3,788
Patents and licenses | Accumulated depreciation and amortisation [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets at beginning of period	(2,766)	[1]	(2,042)		(1,471)
Depreciation charge for the year	(749)		(609)	[1]	(576)
Disposals	854		2		3
Transfer between accounts	0		0		0
Currency translation	0		0		2
Other	0		(117)		0
Intangible assets at end of period	(2,661)		(2,766)	[1]	(2,042)
Patents and licenses | Carrying amount [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets at beginning of period	1,731	[1]	1,746		1,731
Intangible assets at end of period	1,633		1,731	[1]	1,746
Software | Gross carrying amount [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets at beginning of period	7,638	[1]	3,769		1,779
Additions	807		3,718		1,736
Acquisition of a subsidiary	0		242	[1]	0
Disposals	(221)		(143)		(212)
Transfer between accounts	0		(98)		490
Currency translation	0		(5)		(26)
Other	17		155		2
Intangible assets at end of period	8,241		7,638	[1]	3,769
Software | Accumulated depreciation and amortisation [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets at beginning of period	(2,985)	[1]	(1,251)		(958)
Depreciation charge for the year	(2,310)		(1,634)	[1]	(559)
Disposals	206		77		239
Transfer between accounts	0		98		0
Currency translation	1		4		26
Other	8		(279)		1
Intangible assets at end of period	(5,080)		(2,985)	[1]	(1,251)
Software | Carrying amount [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets at beginning of period	4,653	[1]	2,518		821
Intangible assets at end of period	3,161		4,653	[1]	2,518
Acquired customers and technology | Gross carrying amount [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets at beginning of period	25,595	[1]	7,596		8,525
Additions	32		0		0
Acquisition of a subsidiary	0		18,433	[1]	0
Disposals	0		0		0
Transfer between accounts	0		0		0
Currency translation	(48)		(183)		(923)
Other	0		(251)		(6)
Intangible assets at end of period	25,579		25,595	[1]	7,596
Acquired customers and technology | Accumulated depreciation and amortisation [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets at beginning of period	(3,379)	[1]	(2,095)		(1,420)
Depreciation charge for the year	(2,005)		(1,579)	[1]	(819)
Disposals	0		0		0
Transfer between accounts	0		0		0
Currency translation	22		45		144
Other	0		250		0
Intangible assets at end of period	(5,362)		(3,379)	[1]	(2,095)
Acquired customers and technology | Carrying amount [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets at beginning of period	22,216	[1]	5,501		7,105
Intangible assets at end of period	20,217		22,216	[1]	5,501
Developed technology and software under construction | Gross carrying amount [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets at beginning of period	0	[1]	0		0
Additions	951		0		0
Acquisition of a subsidiary	0		0	[1]	0
Disposals	0		0		0
Transfer between accounts	364		0		0
Currency translation	0		0		0
Other	0		0		0
Intangible assets at end of period	1,315		0	[1]	0
Developed technology and software under construction | Accumulated depreciation and amortisation [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets at beginning of period	0	[1]	0		0
Depreciation charge for the year	0		0	[1]	0
Disposals	0		0		0
Transfer between accounts	0		0		0
Currency translation	0		0		0
Other	0		0		0
Intangible assets at end of period	0		0	[1]	0
Developed technology and software under construction | Carrying amount [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets at beginning of period	0	[1]	0		0
Intangible assets at end of period	€ 1,315		€ 0	[1]	€ 0

[1]	A * mark has been added next to the year 2017 in tables in the notes when the year has been impacted by the restatement.